Assets pledged, collateral received and assets transferred - Disclosure of carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 233,617	£ 247,018
Cash collateral
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	75,695	72,415
Loans and advances at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	22,398	41,205
Trading portfolio assets
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	114,852	107,249
Financial assets at fair value through the income statement
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	5,653	5,729
Financial assets at fair value through other comprehensive income
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 15,019	£ 20,420